PROPERTY, PLANT AND EQUIPMENT	3 Months Ended	12 Months Ended
	Oct. 31, 2016	Jul. 31, 2016
PROPERTY, PLANT AND EQUIPMENT [Text Block]

NOTE 5 - PROPERTY, PLANT AND EQUIPMENT

Property, plant and equipment consist of the following:

	October 31,	July 31,
	2016	2016
	(Unaudited)
Machinery equipment	$4,984,986	$4,951,227
Computer and office equipment	58,444	53,933
Vehicle	67,942	69,339
Total property, plant and equipment	5,111,372	5,074,499
Less: accumulated depreciation	(615,890)	(553,764)
Total	$4,495,482	$4,520,735

Total depreciation expenses for the three months ended October 31, 2016 and 2015 were $74,297 and $67,951, respectively. Depreciation relating to Contract work in progress for the three months ended October 31, 2016 and 2015 were $0 and $61,729, respectively, and depreciation relating to general and administrative expenses for the three months ended October 31, 2016 and 2015 were $74,297 and $6,222, respectively.

NOTE 5 - PROPERTY, PLANT AND EQUIPMENT

Property, plant and equipment consist of the following:

	July 31,	July 31,	July 31,
	2016	2015	2014
Machinery equipment	$4,951,227	$5,275,080	$3,997,506
Computer and office equipment	53,933	56,558	59,316
Vehicle	69,339	74,111	38,558
Property under capital lease	-	2,759,547	2,756,573
Total property, plant and equipment	5,074,499	8,165,296	6,851,953
Less: accumulated depreciation	(553,764)	(485,973)	(72,697)
Total	$4,520,735	$7,679,323	$6,779,256

Total depreciation expenses for the years ended July 31, 2016, 2015 and 2014 were $266,773, $414,623 and $74,053 respectively. Depreciation relating to Contract work in progress for the years ended July 31, 2016, 2015 and 2014 were $201,666, $252,473 and $38,241 respectively, and depreciation relating to general and administrative expenses for the years ended July 31, 2016, 2015 and 2014 were $65,107, $162,150 and $35,812 respectively.

On August 1, 2015, the Company terminated the finance leasing with Sanhe Dong Yi Glass Machine Company Limited. The factory and office were returned to the lessor. The assets were no longer recorded as fixed assets, which lead to the decrease of Property, plant and equipment. The Company recognized $128,379 gain due to this termination.